Summary of Reserve for Claim Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense
Asset Impairment Charges	$ 11
Reserve for Losses and Loss Adjustment Expenses	1,748			1,680
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims Current Year	220	210	189
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims, Prior Years	71	58	33
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims	291	268	222
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid, Current Year	(9)	(4)	(10)
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid, Prior Years	(394)	(429)	(510)
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid	(403)	(433)	(520)
Reserve for Losses and Loss Adjustment Expenses CLONE	1,636	1,748		1,680
Provision for title insurance claims	7.00%	7.00%	6.80%
Title Insurance Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense
Reserve for Losses and Loss Adjustment Expenses CLONE	$ 1,748	$ 1,913	$ 2,211